Statutory Information	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Statutory Information	STATUTORY INFORMATION
The Company prepares an Annual Statement on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the Kansas Insurance Department. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.
The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) certain assets are not admitted for purposes of determining surplus under SAP; 7) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; 8) the criteria for obtaining reinsurance accounting treatment, as well as presentation of insurance, is different under SAP than under GAAP; and 9) deferred gains on the sale of reinsurance are recognized as surplus under SAP and as a liability under GAAP.
The Company's statutory net income and capital and surplus are as follows:

	Years Ended and at December 31,
	2020	2019	2018
Statutory net income	$34.7	$48.1	$90.0
Statutory capital and surplus	$127.9	$123.6	$126.3
Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid cash dividends of $18.0 million, all of which were considered to represent ordinary dividends during the year ended December 31, 2020. The Company declared and paid cash dividends of $27.0 million, of which $14.0 million were considered to represent extraordinary dividends and $13.0 million were ordinary dividends during the year ended December 31, 2019. The Company paid $14.0 million of the dividend as a return of contributed surplus during the year ended December 31, 2019. The Company declared and paid cash dividends of $15.0 million, all of which were considered to represent extraordinary dividends during the year ended December 31, 2018. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurer's surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to $29.6 million to its Parent in 2021 without permission from Kansas regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.
State regulators require insurance companies to meet minimum capitalization standards designed to ensure that they can fulfill obligations to policyholders. Minimum capital requirements are expressed as a ratio of a company’s total adjusted capital (“TAC”) to its risk-based capital (“RBC”) (the “RBC Ratio”). TAC is equal to statutory surplus adjusted to exclude certain statutory liabilities. RBC is calculated by applying specified factors to various asset, premium, expense, liability, and reserve items.
Generally, if a company's RBC Ratio is below 100% (the "Authorized Control Level"), the insurance commissioner of the company's state of domicile is authorized to take control of the company, to protect the interests of policyholders. If the RBC Ratio is greater than 100%, but less than 200% (the "Company Action Level"), the company must submit an RBC plan to the commissioner of the state of domicile. Corrective actions may also be required if the RBC Ratio is greater than the Company Action Level but the company fails certain trend tests.
As of December 31, 2020, the TAC of the Company exceeded the Company Action Level and no trend tests that would require regulatory action were violated. As of December 31, 2020, the TAC of the Company subject to RBC requirements was $138.7 million and the corresponding Authorized Control Level was $21.9 million.